Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid in Capital [Member]	Contributed Capital Surplus [Member]	Other Comprehensive Income [Member]	Retained Deficit [Member]
Increase (decrease) in Equity [Roll Forward]
Adjustment on adoption of changes | Accounting Standards Update 2016-01 [Member]						$ 0	$ 0
Adjustment on adoption of changes | Accounting Standards Update 2014-09 [Member]							0
Balance at beginning of year (in shares) at Dec. 31, 2015		34,535,128
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)		71,430,612
Shares canceled (in shares)		(548)
Balance at end of year (in shares) at Dec. 31, 2016		105,965,192
Balance at beginning of year at Dec. 31, 2015		$ 1,727	$ 0	$ 0	$ 1,378,766	0	(221,844)
Increase (decrease) in Equity [Roll Forward]
Shares issued		3,572		201,783
Shares repurchased			0
Stock option expense				81	53
Transferred to contributed surplus				0
Distributions to shareholders					0
Restricted stock unit expense (income)					5
Transferred from additional paid in capital					0
Other comprehensive income, net	$ 2,287					2,287
Net (loss) income							(127,711)
Balance at end of year at Dec. 31, 2016	$ 1,238,719	$ 5,299	0	201,864	1,378,824	2,287	(349,555)
Increase (decrease) in Equity [Roll Forward]
Adjustment on adoption of changes | Accounting Standards Update 2016-01 [Member]						0	0
Adjustment on adoption of changes | Accounting Standards Update 2014-09 [Member]							0
Shares issued (in shares)	16,372,505	36,232,505
Shares canceled (in shares)		0
Balance at end of year (in shares) at Dec. 31, 2017	142,197,697	142,197,697
Increase (decrease) in Equity [Roll Forward]
Shares issued		$ 1,812		252,254
Shares repurchased			0
Stock option expense				576	0
Transferred to contributed surplus				0
Distributions to shareholders					0
Restricted stock unit expense (income)					0
Transferred from additional paid in capital					0
Other comprehensive income, net	$ 3,036					3,036
Net (loss) income							(2,348)
Balance at end of year at Dec. 31, 2017	$ 1,494,049	$ 7,111	0	454,694	1,378,824	5,323	(351,903)
Increase (decrease) in Equity [Roll Forward]
Adjustment on adoption of changes | Accounting Standards Update 2016-01 [Member]						(5,323)	5,323
Adjustment on adoption of changes | Accounting Standards Update 2014-09 [Member]							(5,698)
Shares issued (in shares)	0	2,075,000
Shares canceled (in shares)		0
Balance at end of year (in shares) at Dec. 31, 2018	144,272,697	144,272,697
Increase (decrease) in Equity [Roll Forward]
Shares issued		$ 104		17,540
Shares repurchased			(2,643)
Stock option expense				537	0
Transferred to contributed surplus				(472,538)
Distributions to shareholders					(64,912)
Restricted stock unit expense (income)					0
Transferred from additional paid in capital					472,538
Other comprehensive income, net	$ 0					0
Net (loss) income							84,535
Balance at end of year at Dec. 31, 2018	$ 1,523,512	$ 7,215	$ (2,643)	$ 233	$ 1,786,451	$ 0	$ (267,744)